General description of the plan and summary of significant accounting policies - Additional Information (Details) - EBP 010	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic annual increase in deferral rate	1.00%
Matching percentage	100.00%
Participant compensation matched, percentage	2.00%
Annual compensation to total compensation percentage	50.00%	50.00%
Maximum compensation limit	$ 350,000	$ 345,000
Maximum number of loans | loan	2
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, maximum borrowing term	5 years
Basis spread on variable rate	2.00%
Employer contribution vesting percentage	100.00%	100.00%
Employer contribution vesting term	2 years	3 years
Forfeited nonvested account	$ 866,855	$ 322,983
Forfeited nonvested account, decrease from employer contribution	$ 1,100,115	$ 799,834
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%